Virtus Duff & Phelps Real Asset Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2021, to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus, each dated February 1, 2021

Important Notice to Investors

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus, is hereby replaced in its entirety with the following:

	1 Year	5 Year	10 Years
Class I
Return Before Taxes	-2.71%	4.43%	2.25%
Return After Taxes on Distributions	-2.82%	3.81%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares	-1.36%	3.32%	1.70%
Class A
Return Before Taxes	-8.26%	3.00%	1.42%
Class C
Return Before Taxes	-3.69%	3.38%	1.22%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	9.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/DPIM Real Asset Performance Reclass (03/2021)

Virtus FORT Trend Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2021, to the FORT Trend Fund

Statement of Additional Information (“SAI”), dated February 1, 2021

Important Notice to Investors

The information provided in the “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” for the Portfolio Managers the Fund was disclosed incorrectly.

The “Other Accounts Managed (No Performance-Based Fees)” table on page 78 of the SAI is hereby amended to reflect the following information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Yves Balcer	1	$207 million	3	$177 million	4	$1.84 billion
Sanjiv Kumar	1	$207 million	3	$177 million	4	$1.84 billion

The “Other Accounts Managed (With Performance-Based Fees)” table on pages 78-79 of the SAI is hereby amended to reflect the following information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Yves Balcer	0	N/A	8	$2.86 billion	17	$1.09 billion
Sanjiv Kumar	0	N/A	8	$2.86 billion	17	$1.09 billion

Investors should retain this supplement with the SAI for future reference.

VOT 8567B/FORT Trend-PM Corrections (3/2021)